Condensed Consolidated Guarantor Information Condensed Statement of Income and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,484	$ 2,288	$ 2,253	$ 2,291	$ 2,074	$ 2,068	$ 2,091	$ 2,076	$ 1,896	$ 4,688	$ 4,365	$ 8,906	$ 8,131	$ 6,576
Depreciation and amortization	86			79						170	161		336	353
Depreciation, Depletion and Amortization												325	336	353
General and Administrative Expense	113			115						220	219	443	439	409
Other Expenses	15			12						35	26	51	56	66
Costs And Expenses Excluding Cost Of Reimbursable Expense	548			558						1,057	1,078	2,151	2,100	2,107
Total expenses	2,006			1,885						3,898	3,680	7,474	6,999	5,716
Gain (Loss) on Disposition of Assets												0	0	8
Operating income	478	362	385	406	279	259	332	324	217	790	685	1,432	1,132	868
Interest Expense	101			95						199	178	371	351	334
Foreign Currency Transaction Gain (Loss), before Tax	(3)			(12)						(3)	(1)	(11)	3	(16)
Gain (Loss) on Extinguishment of Debt												0	(60)	0
Other non-operating income, net	(12)			(1)						(8)	13	28	29	22
Income from continuing operations before income taxes	362			298						580	519	1,078	753	540
Income Tax Expense (Benefit)	(101)			(81)						(160)	(139)	(309)	336	(557)
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	261			217						420	380	769	1,089	(17)
Income (Loss) from Subsidiaries, Net of Tax	0			0						0	0	0	0	0
Net income	261	225	164	217	163	730	160	151	48	420	380	769	1,089	354
Net income attributable to noncontrolling interest	(1)			0						(2)	(2)	(5)	(5)	(16)
Net income attributable to Hilton stockholders	260	$ 224	$ 162	217	$ 161	$ 729	$ 158	$ 150	$ 47	418	378	764	1,084	338
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	253			155						396	379	712	1,286	136
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	1			0						2	2	(5)	(5)	(15)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	252			155						394	377	707	1,281	121
Income (loss) from continuing operations, net of taxes												769	1,089	(17)
Income from discontinued operations, net of taxes												0	0	371
Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Depreciation and amortization	0			0						0	0
Depreciation, Depletion and Amortization												0	0	0
General and Administrative Expense	0			0						0	0	0	0	0
Other Expenses	0			0						0	0	0	0	0
Costs And Expenses Excluding Cost Of Reimbursable Expense	0			0						0	0	0	0	0
Total expenses	0			0						0	0	0	0	0
Gain (Loss) on Disposition of Assets													0	0
Operating income	0			0						0	0	0	0	0
Interest Expense	0			0						0	0	0	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0			0						0	0	0	0	0
Gain (Loss) on Extinguishment of Debt													0
Other non-operating income, net	0			0						0	0	0	0	0
Income from continuing operations before income taxes	0			0						0	0	0	0	0
Income Tax Expense (Benefit)	0			0						0	0	0	(3)	193
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	0			0						0	0	0	(3)	193
Income (Loss) from Subsidiaries, Net of Tax	260			217						418	378	764	1,087	(220)
Net income	260			217						418	378	764	1,084	338
Net income attributable to noncontrolling interest	0			0						0	0	0	0	0
Net income attributable to Hilton stockholders	260			217						418	378	764	1,084	338
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	252			155						394	377	707	1,281	121
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	252			155						394	377	707	1,281	121
Income (loss) from continuing operations, net of taxes														(27)
Income from discontinued operations, net of taxes														365
HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Depreciation and amortization	0			0						0	0
Depreciation, Depletion and Amortization												0	0	0
General and Administrative Expense	0			0						0	0	0	0	0
Other Expenses	0			0						0	0	0	0	0
Costs And Expenses Excluding Cost Of Reimbursable Expense	0			0						0	0	0	0	0
Total expenses	0			0						0	0	0	0	0
Gain (Loss) on Disposition of Assets													0	0
Operating income	0			0						0	0	0	0	0
Interest Expense	52			57						103	118	227	244	261
Foreign Currency Transaction Gain (Loss), before Tax	0			0						0	0	0	0	0
Gain (Loss) on Extinguishment of Debt													(60)
Other non-operating income, net	(9)			(7)						(9)	(7)	(9)	(3)	1
Income from continuing operations before income taxes	(61)			(64)						(112)	(125)	(236)	(307)	(260)
Income Tax Expense (Benefit)	15			16						27	31	57	122	100
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	(46)			(48)						(85)	(94)	(179)	(185)	(160)
Income (Loss) from Subsidiaries, Net of Tax	306			265						503	472	943	1,272	(60)
Net income	260			217						418	378	764	1,087	145
Net income attributable to noncontrolling interest	0			0						0	0	0	0	0
Net income attributable to Hilton stockholders	260			217						418	378	764	1,087	145
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	235			227						378	417	784	1,101	143
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	235			227						378	417	784	1,101	143
Income (loss) from continuing operations, net of taxes														(220)
Income from discontinued operations, net of taxes														365
HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	151			114						287	204	479	334	63
Depreciation and amortization	1			2						3	3
Depreciation, Depletion and Amortization												6	5	1
General and Administrative Expense	89			83						171	156	323	327	90
Other Expenses	3			2						4	4	7	17	1
Costs And Expenses Excluding Cost Of Reimbursable Expense	93			87						178	163	336	349	92
Total expenses	180			149						337	271	572	496	124
Gain (Loss) on Disposition of Assets													0	0
Operating income	(29)			(35)						(50)	(67)	(93)	(162)	(61)
Interest Expense	33			31						68	44	106	61	14
Foreign Currency Transaction Gain (Loss), before Tax	(1)			6						1	3	4	10	11
Gain (Loss) on Extinguishment of Debt													0
Other non-operating income, net	0			1						0	4	3	4	1
Income from continuing operations before income taxes	(63)			(59)						(117)	(104)	(192)	(209)	(63)
Income Tax Expense (Benefit)	14			14						27	27	39	26	26
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	(49)			(45)						(90)	(77)	(153)	(183)	(37)
Income (Loss) from Subsidiaries, Net of Tax	355			310						593	549	1,096	1,455	(23)
Net income	306			265						503	472	943	1,272	305
Net income attributable to noncontrolling interest	0			0						0	0	0	0	0
Net income attributable to Hilton stockholders	306			265						503	472	943	1,272	305
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	308			266						506	473	932	1,288	310
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	308			266						506	473	932	1,288	310
Income (loss) from continuing operations, net of taxes														(60)
Income from discontinued operations, net of taxes														365
Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,683			1,526						3,214	2,954	5,922	5,404	4,226
Depreciation and amortization	63			58						125	118
Depreciation, Depletion and Amortization												237	242	266
General and Administrative Expense	0			0						0	0	0	0	203
Other Expenses	2			8						10	15	22	29	31
Costs And Expenses Excluding Cost Of Reimbursable Expense	65			66						135	133	259	271	500
Total expenses	1,289			1,180						2,537	2,331	4,725	4,418	3,583
Gain (Loss) on Disposition of Assets													(1)	0
Operating income	394			346						677	623	1,197	985	643
Interest Expense	0			0						0	0	0	0	12
Foreign Currency Transaction Gain (Loss), before Tax	(9)			(89)						(27)	(81)	84	124	(150)
Gain (Loss) on Extinguishment of Debt													0
Other non-operating income, net	(5)			4						(5)	12	16	7	7
Income from continuing operations before income taxes	380			261						645	554	1,297	1,116	488
Income Tax Expense (Benefit)	(94)			(61)						(159)	(134)	(309)	89	(297)
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	286			200						486	420	988	1,205	191
Income (Loss) from Subsidiaries, Net of Tax	260			217						418	378	764	1,087	(220)
Net income	546			417						904	798	1,752	2,292	397
Net income attributable to noncontrolling interest	0			0						0	0	0	0	0
Net income attributable to Hilton stockholders	546			417						904	798	1,752	2,292	397
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	546			416						904	798	1,751	2,295	326
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	546			416						904	798	1,751	2,295	326
Income (loss) from continuing operations, net of taxes														(29)
Income from discontinued operations, net of taxes														426
Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	654			654						1,196	1,219	2,523	2,417	2,297
Depreciation and amortization	22			19						42	40
Depreciation, Depletion and Amortization												82	89	86
General and Administrative Expense	31			32						62	67	130	118	116
Other Expenses	7			6						17	15	30	27	44
Costs And Expenses Excluding Cost Of Reimbursable Expense	394			409						753	794	1,574	1,503	1,525
Total expenses	541			560						1,033	1,090	2,195	2,108	2,019
Gain (Loss) on Disposition of Assets													1	8
Operating income	113			94						163	129	328	310	286
Interest Expense	16			9						28	19	38	47	47
Foreign Currency Transaction Gain (Loss), before Tax	7			71						23	77	(99)	(131)	123
Gain (Loss) on Extinguishment of Debt													0
Other non-operating income, net	2			4						6	7	18	21	13
Income from continuing operations before income taxes	106			160						164	194	209	153	375
Income Tax Expense (Benefit)	(36)			(50)						(55)	(63)	(96)	102	(579)
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	70			110						109	131	113	255	(204)
Income (Loss) from Subsidiaries, Net of Tax	0			0						0	0	0	0	0
Net income	70			110						109	131	113	255	171
Net income attributable to noncontrolling interest	(1)			0						(2)	(2)	(5)	(5)	(16)
Net income attributable to Hilton stockholders	69			110						107	129	108	250	155
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	85			38						122	90	48	419	21
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	1			0						2	2	(5)	(5)	(15)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	84			38						120	88	43	414	6
Income (loss) from continuing operations, net of taxes														(204)
Income from discontinued operations, net of taxes														375
Franchise [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	444			404						826	735	1,530	1,321	1,091
Franchise [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Franchise [Member] | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Franchise [Member] | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	69			50						130	94	227	143	21
Franchise [Member] | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	338			322						632	584	1,182	1,077	974
Franchise [Member] | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	41			36						73	65	139	118	106
Base and other management fees
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	89			84						169	161	321	324	230
Base and other management fees | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Base and other management fees | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Base and other management fees | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			1						0	1	1	1	0
Base and other management fees | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	57			55						109	106	205	195	122
Base and other management fees | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	32			28						60	54	115	128	108
Incentive management fees
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	58			59						113	114	235	222	142
Incentive management fees | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Incentive management fees | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Incentive management fees | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Incentive management fees | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	21			22						44	43	78	76	16
Incentive management fees | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	37			37						69	71	157	146	126
Hotel, Owned
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	387			392						699	726	1,484	1,432	1,434
Cost of Goods and Services Sold	334			352						632	672	1,332	1,269	1,279
Hotel, Owned | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Hotel, Owned | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Hotel, Owned | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Hotel, Owned | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Hotel, Owned | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	387			392						699	726	1,484	1,432	1,434
Cost of Goods and Services Sold	334			352						632	672	1,332	1,269	1,279
Hotel, Other
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	26			22						52	45	98	105	82
Hotel, Other | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Hotel, Other | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Hotel, Other | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1			1						1	3	6	31	10
Hotel, Other | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	20			17						43	41	81	70	61
Hotel, Other | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5			3						8	5	11	11	11
Total revenues excluding reimbursable revenues
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,004			961						1,859	1,781	3,668	3,404	2,979
Total revenues excluding reimbursable revenues | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Total revenues excluding reimbursable revenues | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Total revenues excluding reimbursable revenues | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	70			52						131	98	234	175	31
Total revenues excluding reimbursable revenues | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	436			416						828	774	1,546	1,418	1,173
Total revenues excluding reimbursable revenues | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	502			496						909	921	1,906	1,835	1,785
Reimbursement Revenue
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,480			1,330						2,829	2,584	5,238	4,727	3,597
Reimbursement Revenue | Parent Company [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Reimbursement Revenue | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Reimbursement Revenue | HOC [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	81			62						156	106	245	159	32
Reimbursement Revenue | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,247			1,110						2,386	2,180	4,376	3,986	3,053
Reimbursement Revenue | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	152			158						287	298	617	582	512
Other expenses from managed and franchised properties
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	1,458			1,327						2,841	2,602	5,323	4,899	3,609
Other expenses from managed and franchised properties | Parent Company [Member]
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Other expenses from managed and franchised properties | HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Other expenses from managed and franchised properties | HOC [Member]
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	87			62						159	108	236	147	32
Other expenses from managed and franchised properties | Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	1,224			1,114						2,402	2,198	4,466	4,147	3,083
Other expenses from managed and franchised properties | Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	147			151						280	296	621	605	494
Consolidation, Eliminations [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(4)			(3)						(9)	(12)	(18)	(24)	(10)
Depreciation and amortization	0			0						0	0
Depreciation, Depletion and Amortization												0	0	0
General and Administrative Expense	(7)			0						(13)	(4)	(10)	(6)	0
Other Expenses	3			(4)						4	(8)	(8)	(17)	(10)
Costs And Expenses Excluding Cost Of Reimbursable Expense	(4)			(4)						(9)	(12)	(18)	(23)	(10)
Total expenses	(4)			(4)						(9)	(12)	(18)	(23)	(10)
Gain (Loss) on Disposition of Assets													0	0
Operating income	0			1						0	0	0	(1)	0
Interest Expense	0			(2)						0	(3)	0	(1)	0
Foreign Currency Transaction Gain (Loss), before Tax	0			0						0	0	0	0	0
Gain (Loss) on Extinguishment of Debt													0
Other non-operating income, net	0			(3)						0	(3)	0	0	0
Income from continuing operations before income taxes	0			0						0	0	0	0	0
Income Tax Expense (Benefit)	0			0						0	0	0	0	0
Income (Loss) After Taxes Before Income from Subsidiaries Net of Taxes	0			0						0	0	0	0	0
Income (Loss) from Subsidiaries, Net of Tax	(1,181)			(1,009)						(1,932)	(1,777)	(3,567)	(4,901)	523
Net income	(1,181)			(1,009)						(1,932)	(1,777)	(3,567)	(4,901)	(1,002)
Net income attributable to noncontrolling interest	0			0						0	0	0	0	0
Net income attributable to Hilton stockholders	(1,181)			(1,009)						(1,932)	(1,777)	(3,567)	(4,901)	(1,002)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(1,173)			(947)						(1,908)	(1,776)	(3,510)	(5,098)	(785)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0			0						0	0	0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(1,173)			(947)						(1,908)	(1,776)	(3,510)	(5,098)	(785)
Income (loss) from continuing operations, net of taxes														523
Income from discontinued operations, net of taxes														(1,525)
Consolidation, Eliminations [Member] | Franchise [Member]
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(4)			(4)						(9)	(8)	(18)	(17)	(10)
Consolidation, Eliminations [Member] | Base and other management fees
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Consolidation, Eliminations [Member] | Incentive management fees
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Consolidation, Eliminations [Member] | Hotel, Owned
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Cost of Goods and Services Sold	0			0						0	0	0	0	0
Consolidation, Eliminations [Member] | Hotel, Other
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			1						0	(4)	0	(7)	0
Consolidation, Eliminations [Member] | Total revenues excluding reimbursable revenues
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(4)			(3)						(9)	(12)	(18)	(24)	(10)
Consolidation, Eliminations [Member] | Reimbursement Revenue
Noncontrolling Interest [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0			0						0	0	0	0	0
Consolidation, Eliminations [Member] | Other expenses from managed and franchised properties
Noncontrolling Interest [Line Items]
Cost of Goods and Services Sold	$ 0			$ 0						$ 0	$ 0	$ 0	$ 0	$ 0